S000027380 [Member] Expense Example - AB High Income Municipal Portfolio	May 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 411
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	1,622
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	290	[1]
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,011
Expense Example, with Redemption, 10 Years	1,995
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	$ 1,073

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.